Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 01, 2017
Registrant Name	GPS Funds I
Central Index Key	0001131042
Amendment Flag	false
Document Creation Date	Dec. 01, 2017
Document Effective Date	Dec. 01, 2017
Prospectus Date	Jul. 31, 2017
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund | Service Shares
Prospectus:
Trading Symbol	GMCOX
Institutional Shares Prospectus | GuideMark(R) Core Fixed Income Fund | Institutional Shares
Prospectus:
Trading Symbol	GICFX